Medicare Part D - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Risk Corridor Settlements	Dec. 31, 2012 Risk Corridor Settlements	Dec. 31, 2012 Risk Corridor Settlements 2011 Contract
Segment Reporting Information [Line Items]
Trade accounts payable and accrued expenses	$ 1,821	$ 2,042	$ 71	$ 393	$ 158
Payment date					2013-01